Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 1,299,235	$ 659,764	$ 43,704
Accounts receivable - net	4,541,865	2,569,092	426,761
Prepaid stock compensation	336,800	534,456	1,965,911
Prepaid sponsorship fees	103,333	203,333
Other	91,927	50,188	58,065
Total Current Assets	6,373,160	4,016,833	2,494,441
Property and equipment - net	1,123,647	907,522	138,551
Debt issue costs - net	575	68,188	34,404
Other assets	55,925	53,585	53,585
Total Assets	7,553,307	5,046,128	2,720,981
Current Liabilities:
Accounts payable and accrued liabilities	7,804,895	9,359,073	3,227,483
Customer deposits	428,603	8,047	75,733
Debt - net	1,181,400	1,281,742	289,488
Derivative liabilities	15,098,603	7,061,238	622,944
Total Current Liabilities	24,513,501	17,710,100	4,215,648
Long Term Liabilities:
Debt - net	248,896	307,240	250,000
Total Liabilities	24,762,397	18,017,340	4,465,648
Stockholders' Deficit
Common Stock, $0.001 par value; 2,500,000,000 shares authorized,1,403,787,767 and 605,930,613 issued and 1,389,244,828 and 605,930,613 outstanding	1,403,787	605,931	118,649
Treasury Stock, at cost; 14,542,939 and zero shares repurchased	(230,400)
Additional paid-in capital	42,809,498	31,579,538	20,012,122
Accumulated deficit	(61,191,975)	(45,156,681)	(21,875,438)
Total Stockholders' Deficit	(17,209,090)	(12,971,212)	(1,744,667)
Total Liabilities and Stockholders' Deficit	7,553,307	5,046,128	2,720,981
Series A, Convertible Preferred Stock
Stockholders' Deficit
Preferred Stock
Series B, Preferred Stock
Stockholders' Deficit
Preferred Stock
Series C, Convertible Preferred Stock
Stockholders' Deficit
Preferred Stock